Shareholder Report, Holdings (Details)	May 31, 2026
C000256047 | 6772671 | Hanwha Aerospace Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000256047 | BFPM3C8 | Hyundai Rotem Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000256047 | BZ0RDZ1 | LIG Defense&Aerospace Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000256047 | BMDHSH4 | HD Hyundai Heavy Industries Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000256047 | B3N3363 | Korea Aerospace Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000256047 | 6432997 | Firstec Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000256047 | B3BDFS1 | Poongsan Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256047 | BJN3H96 | Hanwha Systems Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256047 | B11NWF3 | SNT Dynamics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256047 | BMVNPR3 | Samhyun Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000256047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000256047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256047 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000256047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000256047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	76.50%
C000273379 | BMDHSH4 | HD Hyundai Heavy Industries Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000273379 | 6771689 | Samsung Electro-Mechanics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000273379 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000273379 | 6771720 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000273379 | BMD3GQ7 | Daeduck Electronics Company Ltd. / New
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000273379 | 6284648 | IsuPetasys Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000273379 | 6771645 | Samsung SDI Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000273379 | B0CSXQ8 | Hanmi Semiconductor Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000273379 | BM9Q3J2 | Rainbow Robotics
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000273379 | 6451055 | Hyundai Motor Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000273379 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000273379 | Technology
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000273379 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000273379 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000273379 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%